Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Parent Entity Information [abstract]
Statement of Comprehensive Loss of Parent Entity
Statement of comprehensive loss

	Parent
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$
Loss after income tax	(29,227,163)	(13,482,664)	(17,872,089)

Total comprehensive loss	(29,227,163)	(13,482,664)	(17,872,089)

Statement of Financial Position of Parent Entity
Statement of financial

position

	Parent
	June 30, 2021 A$	June 30, 2020 A$
Total current assets	51,560,979	21,659,619
Total non current assets	25,908,877	20,539,720

Total assets	77,469,856	42,199,339

Total current liabilities	1,309,609	634,177
Total non current liabilities	4,314,029	10,970,720

Total liabilities	5,623,638	11,604,897

Equity
— Contributed equity	313,422,305	242,990,507
— Reserves	34,845,815	65,765,139
— Accumulated losses	(276,421,902)	(278,161,204)

Total equity	71,846,218	30,594,442